UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                -----------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Aegis Financial Corporation
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Address:   6862 Elm Street, Suite 830
           --------------------------------------------------
           McLean, Virginia  22101
           --------------------------------------------------

Form 13F File Number:  28-10411
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott L. Barbee
           -------------------------------------------------------
Title:     President
           -------------------------------------------------------
Phone:     (703) 528-7788
           -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Scott L. Barbee          McLean, Virginia           November 14, 2012
----------------------     -----------------------      -----------------
[Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                               -------------

Form 13F Information Table Entry Total:              63
                                               -------------

Form 13F Information Table Value Total:           $204,637
                                               -------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

AEGIS FINANCIAL CORPORATION
FORM 13F INFORMATION TABLE 09-30-2012:

           COLUMN 1                  COLUMN 2          COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
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                                                                  VALUE     SHS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER             TITLE OF CLASS         CUSIP   (x$1000)   PRN AMT PRN CALL DISCRETION   MGRS     SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Air Castle Ltd.                   COM                  g0129k104   $8,455   746,278 SH          SOLE      NONE    746,278
Alco Stores Inc.                  COM                  001600105   $2,300   329,548 SH          SOLE      NONE    329,548
Alliance One International Inc.   COM                  018772103  $12,812 3,966,509 SH          SOLE      NONE  3,966,509
Alliance One International Inc.
  5.500% Due 07-15-14             NOTE 5.500% 07-15-14 018772AQ6   $2,795 2,900,000 PRN         SOLE      NONE  2,900,000
American Greetings Corp           CL A                 026375105   $3,441   204,813 SH          SOLE      NONE    204,813
American International Group Inc.
  Warrant                         *W EXP 01/19/202     026874156   $2,508   186,482 SH          SOLE      NONE    186,482
American Pacific Corp.            COM                  028740108   $8,296   693,802 SH          SOLE      NONE    693,802
American Safety Insurance         COM                  G02995101   $8,367   447,666 SH          SOLE      NONE    447,666
Argo Group International
  Holdings Ltd.                   ORD                  G0464B107     $299     9,226 SH          SOLE      NONE      9,226
Aspen Insurance Holdings -
  Preferred Stock                 PFD PRP INC EQ       g05384113   $1,230    21,294 SH          SOLE      NONE     21,294
Aspen Insurance Holdings Ltd.     COM                  G05384105   $9,228   302,650 SH          SOLE      NONE    302,650
Ballantyne Strong Inc.            COM                  058516105     $360    86,343 SH          SOLE      NONE     86,343
Baltic Trading Limited            COM                  Y0553W103     $611   189,141 SH          SOLE      NONE    189,141
Bassett Furniture Industries      COM                  070203104   $8,787   705,789 SH          SOLE      NONE    705,789
Beazer Homes USA                  COM                  07556Q881     $120    33,680 SH          SOLE      NONE     33,680
BKF Capital Group                 COM                  05548G102      $65    63,176 SH          SOLE      NONE     63,176
Bowl America Inc. - Class A       CL A                 102565108     $217    16,871 SH          SOLE      NONE     16,871
Brandywine Realty Trust           SH BEN INT  NEW      105368203     $780    64,000 SH          SOLE      NONE     64,000
BRT Realty Trust                  SH BEN INT  NEW      055645303   $4,141   637,014 SH          SOLE      NONE    637,014
Cal Dive International Inc.       COM                  12802T101   $2,016 1,317,664 SH          SOLE      NONE  1,317,664
California First National
  Bank Corp.                      COM                  130222102   $7,672   416,047 SH          SOLE      NONE    416,047
Century Casinos Inc.              COM                  156492100   $3,091 1,166,358 SH          SOLE      NONE  1,166,358
CommonWealth REIT                 COM SH BEN INT       203233101   $1,233    84,669 SH          SOLE      NONE     84,669
Core-Mark Hldgs                   COM                  218681104   $4,114    85,513 SH          SOLE      NONE     85,513
Delta Apparel Inc.                COM                  247368103   $6,885   500,029 SH          SOLE      NONE    500,029
Endeavour International           COM NEW              29259G200     $675    69,840 SH          SOLE      NONE     69,840
EPL Oil & Gas Inc.                COM                  26883D108  $10,577   521,301 SH          SOLE      NONE    521,301
First Federal Northern Michigan
  Bancorp.                        COM                  32021X105     $141    35,640 SH          SOLE      NONE     35,640
Frequency Electronics, Inc.       COM                  358010106   $2,005   227,874 SH          SOLE      NONE    227,874
Frisch's Restaurants, Inc.        COM                  358748101     $520    26,201 SH          SOLE      NONE     26,201
Genon Energy Inc.                 COM                  37244e107   $2,550 1,008,091 SH          SOLE      NONE  1,008,091
Globus Maritime                   COM                  Y27265209     $759   337,172 SH          SOLE      NONE    337,172
Hardinge Inc.                     COM                  412324303   $3,565   347,766 SH          SOLE      NONE    347,766
Horsehead Holdings                COM                  440694305   $1,185   126,617 SH          SOLE      NONE    126,617
Ingram Micro Inc.                 CL A                 457153104   $5,349   351,200 SH          SOLE      NONE    351,200
Integrated Electrical
  Services, Inc.                  COM                  45811E301     $659   144,801 SH          SOLE      NONE    144,801
LTX-Credence Corporation          COM NEW              502403207     $242    42,140 SH          SOLE      NONE     42,140
Lubys. Inc.                       COM                  549282101   $2,153   319,903 SH          SOLE      NONE    319,903
Magnum Hunter Resources           COM                  55973b102   $3,623   815,900 SH          SOLE      NONE    815,900
MBIA Inc.                         COM                  55262C100   $2,781   274,500 SH          SOLE      NONE    274,500
Nash Finch Company                COM                  631158102   $2,156   105,587 SH          SOLE      NONE    105,587
Noble Corp.                       NAMEN-AKT            H5833N103   $1,467    40,996 SH          SOLE      NONE     40,996
Olympic Steel Inc.                COM                  68162K106   $3,031   179,572 SH          SOLE      NONE    179,572
Patterson-UTI Energy Inc.         COM                  703481101   $7,605   480,700 SH          SOLE      NONE    480,700
PMC Commercial Trust              SH BEN INT           693434102     $815   108,720 SH          SOLE      NONE    108,720
Republic Airways Holdings         COM                  760276105   $1,243   268,550 SH          SOLE      NONE    268,550
Resolute Forest Products Inc.     COM                  76117W109   $5,096   392,016 SH          SOLE      NONE    392,016
Sanmina-SCi Corp                  COM                  800907206   $4,556   535,365 SH          SOLE      NONE    535,365
Sparton Corporation               COM                  847235108   $1,389   109,837 SH          SOLE      NONE    109,837
StarTek, Inc.                     COM                  85569C107   $1,898   622,435 SH          SOLE      NONE    622,435
Superior Industries
  International Inc.              COM                  868168105   $3,133   183,333 SH          SOLE      NONE    183,333
SWS Group Inc.                    COM                  78503N107   $2,608   426,813 SH          SOLE      NONE    426,813
Sypris Solutions Inc.             COM                  871655106   $4,149   581,030 SH          SOLE      NONE    581,030
Tandy Brands Accessories Inc.     COM                  875378101     $557   392,518 SH          SOLE      NONE    392,518
Tecumseh Products Company -
  Class A                         CL A                 878895200   $4,437   856,568 SH          SOLE      NONE    856,568
Tecumseh Products Company -
  Class B                         CL B                 878895101   $2,691   480,624 SH          SOLE      NONE    480,624
Tesoro Corp.                      COM                  881609101  $11,493   274,287 SH          SOLE      NONE    274,287
Ultra Petrol Bahamas              COM                  P94398107     $178   125,317 SH          SOLE      NONE    125,317
Unifi Inc.                        COM NEW              904677200     $976    76,140 SH          SOLE      NONE     76,140
Versar Inc.                       COM                  925297103     $735   218,715 SH          SOLE      NONE    218,715
Vestin Realty Mortgage I Inc.     COM                  925490104      $36    26,809 SH          SOLE      NONE     26,809
Western Refining Inc.             COM                  959319104   $2,576    98,400 SH          SOLE      NONE     98,400
White Mountains Insurance Group   COM                  g9618e107   $5,205    10,139 SH          SOLE      NONE     10,139